Note 2 - Revenue Recognition - Non-interest Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain on sales of loans	[1]	$ 9,531	$ 2,941	$ 2,095
Total non-interest income		14,954	8,455	7,714
Total non-interest income and other ASC 606 items		15,083	8,455	7,794
Other Non-interest Expense [Member]
Gain on sale of real estate owned(2)	[2]	129	0	80
Deposit Account [Member]
Revenue from Contract with Customer		986	1,257	1,308
Other Fees and Service Charges [Member]
Revenue from Contract with Customer		369	433	585
Debit Card [Member]
Revenue from Contract with Customer		1,522	1,410	1,437
Bank Servicing [Member]
Revenue from Contract with Customer	[1]	1,356	1,278	1,255
Uninsured Investment Product Sales [Member]
Revenue from Contract with Customer		991	909	870
Product and Service, Other [Member]
Revenue from Contract with Customer		$ 199	$ 227	$ 164

[1]	Not within the scope of ASC 606.
[2]	Included in other-non-interest expense.